Fixed Assets - Components of Fixed Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 22,652	$ 22,428
Property, plant and equipment, net	9,584	9,618
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	177	188
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,119	3,014
Accumulated depreciation	(1,470)	(1,394)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	19,356	19,226
Accumulated depreciation	$ (11,598)	$ (11,416)